Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Notes to Consolidated Financial Statements [Abstract]
Compensation to Key Management Personnel
	2023	2022
Salaries and other short-term benefits	10	13
Share-based compensation	(7)	18
Post-employment benefits	2	3
Termination benefits	2	10
	7	44